Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2020

AFF45-QTLY-0221
1.843408.114

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $249,964)	250,000	249,963
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	6,702,830	$108,116,655
Fidelity Advisor Series Growth Opportunities Fund (b)	4,609,540	75,273,789
Fidelity Advisor Series Small Cap Fund (b)	3,723,781	49,563,524
Fidelity Series All-Sector Equity Fund (b)	4,114,412	47,233,453
Fidelity Series Commodity Strategy Fund (b)	9,536,339	43,771,798
Fidelity Series Large Cap Stock Fund (b)	10,537,694	173,345,072
Fidelity Series Large Cap Value Index Fund (b)	1,426,715	18,846,911
Fidelity Series Opportunistic Insights Fund (b)	4,971,874	100,680,445
Fidelity Series Small Cap Opportunities Fund (b)	3,885,256	62,280,656
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,671,258	110,471,822
Fidelity Series Value Discovery Fund (b)	7,864,169	112,693,540
TOTAL DOMESTIC EQUITY FUNDS
(Cost $705,122,288)		902,277,665

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	3,447,952	39,823,841
Fidelity Series Emerging Markets Fund (b)	2,461,296	27,911,098
Fidelity Series Emerging Markets Opportunities Fund (b)	10,171,171	253,872,434
Fidelity Series International Growth Fund (b)	6,892,006	122,539,875
Fidelity Series International Small Cap Fund (b)	1,848,608	37,951,917
Fidelity Series International Value Fund (b)	12,156,508	122,659,163
Fidelity Series Overseas Fund (b)	9,604,849	119,100,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $541,949,456)		723,858,453

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	947,026	9,034,625
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	298,681	3,231,728
Fidelity Series Floating Rate High Income Fund (b)	185,954	1,690,319
Fidelity Series High Income Fund (b)	1,135,955	10,746,132
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,170,661	34,021,192
Fidelity Series International Credit Fund (b)	76,945	787,151
Fidelity Series Investment Grade Bond Fund (b)	71,458	851,780
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,210,569	38,610,920
Fidelity Series Real Estate Income Fund (b)	608,986	6,394,355
TOTAL BOND FUNDS
(Cost $103,460,722)		105,368,202

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	2,290,602	2,291,060
Fidelity Series Government Money Market Fund 0.13% (b)(d)	16,812,298	16,812,298
Fidelity Series Short-Term Credit Fund (b)	259,041	2,652,576
TOTAL SHORT-TERM FUNDS
(Cost $21,679,128)		21,755,934
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,372,461,558)		1,753,510,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291,556)
NET ASSETS - 100%		$1,753,218,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	March 2021	$2,624,160	$(622)	$(622)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	37	March 2021	3,941,980	2,513	2,513
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	37	March 2021	2,383,170	(68,088)	(68,088)
TOTAL FUTURES CONTRACTS					$(66,197)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,963.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,356
Total	$3,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$75,607,075	$32,539,868	$24,895,840	$22,515,995	$5,633,375	$19,232,177	$108,116,655
Fidelity Advisor Series Growth Opportunities Fund	48,812,389	25,005,278	23,299,320	18,950,653	4,979,527	19,775,915	75,273,789
Fidelity Advisor Series Small Cap Fund	32,087,950	5,561,135	7,049,221	1,648,910	366,207	18,597,453	49,563,524
Fidelity Series All-Sector Equity Fund	33,154,194	5,899,711	6,893,763	3,170,636	(881)	15,074,192	47,233,453
Fidelity Series Canada Fund	24,582,543	7,577,950	3,345,401	834,840	(102,732)	11,111,481	39,823,841
Fidelity Series Commodity Strategy Fund	41,372,338	5,339,135	11,787,579	183,707	(3,259,597)	12,107,501	43,771,798
Fidelity Series Emerging Markets Debt Fund	7,803,484	676,031	883,580	336,289	9,310	1,429,380	9,034,625
Fidelity Series Emerging Markets Debt Local Currency Fund	-	3,087,964	58,965	18,730	1,016	201,713	3,231,728
Fidelity Series Emerging Markets Fund	14,581,407	5,794,321	2,772,822	382,916	73,164	10,235,028	27,911,098
Fidelity Series Emerging Markets Opportunities Fund	136,554,263	46,696,537	22,676,972	7,399,486	1,649,051	91,649,555	253,872,434
Fidelity Series Floating Rate High Income Fund	1,561,377	139,623	213,769	57,344	(6,390)	209,478	1,690,319
Fidelity Series Government Money Market Fund 0.13%	37,187,479	16,144,678	36,519,859	34,902	-	-	16,812,298
Fidelity Series High Income Fund	9,537,674	861,138	1,068,847	450,268	11,865	1,404,302	10,746,132
Fidelity Series Inflation-Protected Bond Index Fund	26,536,334	10,741,612	5,011,734	441,128	17,704	1,737,276	34,021,192
Fidelity Series International Credit Fund	689,132	49,368	-	49,368	-	44,484	787,151
Fidelity Series International Growth Fund	103,711,518	26,736,656	30,296,291	17,047,969	6,047,971	16,340,021	122,539,875
Fidelity Series International Small Cap Fund	24,772,817	2,351,399	2,527,717	304,611	147,404	13,208,014	37,951,917
Fidelity Series International Value Fund	92,670,000	10,891,305	18,601,555	3,381,946	(1,571,016)	39,270,429	122,659,163
Fidelity Series Investment Grade Bond Fund	-	853,214	5,021	1,676	11	3,576	851,780
Fidelity Series Large Cap Stock Fund	122,724,451	26,009,630	22,220,937	9,004,833	142,897	46,689,031	173,345,072
Fidelity Series Large Cap Value Index Fund	12,769,836	2,626,526	1,576,120	379,417	2,992	5,023,677	18,846,911
Fidelity Series Long-Term Treasury Bond Index Fund	30,290,447	18,760,972	5,133,716	4,045,535	269,820	(5,576,603)	38,610,920
Fidelity Series Opportunistic Insights Fund	71,492,194	26,566,447	21,442,757	12,023,637	2,706,781	21,357,780	100,680,445
Fidelity Series Overseas Fund	86,562,100	10,754,569	16,083,276	1,321,177	(76,113)	37,942,845	119,100,125
Fidelity Series Real Estate Income Fund	5,147,913	638,112	669,849	379,660	(24,811)	1,302,990	6,394,355
Fidelity Series Short-Term Credit Fund	2,483,455	91,713	14,297	48,673	112	91,593	2,652,576
Fidelity Series Small Cap Opportunities Fund	40,625,599	7,144,304	9,399,989	1,288,562	345,341	23,565,401	62,280,656
Fidelity Series Stock Selector Large Cap Value Fund	75,740,241	13,164,080	11,207,187	2,327,568	(480,004)	33,254,692	110,471,822
Fidelity Series Value Discovery Fund	78,303,780	11,676,644	12,336,815	2,319,775	108,774	34,941,157	112,693,540
	$1,237,361,990	$324,379,920	$297,993,199	$110,350,211	$16,991,778	$470,224,538	$1,750,969,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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